Related party transactions	12 Months Ended
Mar. 31, 2016
Related party transactions
Related party transactions

20Related party transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2014	2015	2016	2016
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	1,440	223
Raw material purchase	(ii)	14,336	15,683	37,556	5,824
Consultancy expenses	(iii)	904	1,984	4,078	632
Interest expenses	14	37,994	40,008	78,014	12,099
License fee	(iv)	—	321	317	49

		March 31,
	Note	2015	2016	2016
		RMB	RMB	US$

Current liabilities:
Amounts due to related parties	(i), (ii) & 14	20,802	53,255	8,259

Note:

(i)

During the years ended March 31, 2014, 2015 and 2016, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB120 expiring in December 2019 and does not include contingent rentals.

(ii)

During the years ended March 31, 2014, 2015 and 2016, the Group purchased raw materials from China Bright Group Co. Limited, a subsidiary of GMHL, for an amount of RMB14,336, RMB15,683 and RMB37,556 (US$5,824), respectively.

(iii)

During the years ended March 31, 2014, 2015 and 2016, consultancy services were provided by Golden Meditech (S) Pte Ltd., a subsidiary of GMHL, to the Group for an amount of RMB904, RMB1,984 and RMB4,078 (US$632), respectively.

(iv)

During the year ended March 31, 2015 and the period from April 1, 2015 to October 30, 2015, CGL charged the Group a license fee for an amount of RMB321 and RMB317 (US$49), respectively. Since October 30, 2015, CGL was no longer a related party of the Group.